Other Liabilities - Schedule Of Other Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Liabilities [Abstract]
Financial guarantee liability	$ 407	$ 466
Deferred share units liability	2,302	4,039
Total	$ 2,709	$ 4,505	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).